Earnings per share (Tables)	12 Months Ended
Sep. 30, 2016
Earnings Per Share [Abstract]
Computations of the basic and diluted earning per common share (Shares in thousands, except per share amounts)

	Years Ended September 30
	2016	2015	2014
Common shares:

Weighted average common shares
outstanding during the period -
shares used for basic earnings
per common share	3,283	3,268	3,243

Common shares issuable under share
based payment plans which are
potentially dilutive	2	7	—

Common shares used for diluted
earnings per common share	3,285	3,275	3,243

Net income	$5,705	3,339	3,197

Earnings per common share
Basic	$1.74	1.02	.99
Diluted	$1.74	1.02	.99